Related party transactions - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Total minimum guarantee profit	¥ 250
Intangible assets	¥ 2,829	¥ 2,020		¥ 1,622
Tencent Group [Member]
Disclosure of transactions between related parties [line items]
Intangible assets			¥ 227